Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%	13.26%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	21.05%
Cboe Validus S&P 500® Dynamic PutWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	13.84%